Non Current Liabilities - Employee Benefits - Summary of Detailed Information of Employee Benefits Non Current Liabilities (Detail) - AUD ($)	Jun. 30, 2022	Jun. 30, 2021
Disclosure of defined benefit plans [line items]
Employee benefits	$ 117,252	$ 88,915
Long Service Leave [member]
Disclosure of defined benefit plans [line items]
Employee benefits	108,140	85,448
Provision For Retirement Payment [Member]
Disclosure of defined benefit plans [line items]
Employee benefits	$ 9,112	$ 3,467